Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Net sales	$ 20,002	$ 23,358	$ 3,852
Accounts receivable	7,589	10,109
Prepaid expenses and other current assets	13,697	3,873
Other long-term assets	16,830	24,300
Accounts payable	1,775	4,888
Accrued and other current liabilities	$ 15,404	$ 5,488